Derivatives_The nominal amounts and the average interest and currency rate of hedging instrument (Details)	12 Months Ended
Dec. 31, 2018 KRW (₩) USD ($) SGD ($)
For fair value hedging | Interest rate risk | Interest rate swaps
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	2,650,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
For fair value hedging | Interest rate risk | Interest rate swaps | Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0
For fair value hedging | Interest rate risk | Interest rate swaps | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	1,350,000,000
For fair value hedging | Interest rate risk | Interest rate swaps | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	1,300,000,000
For cash flow hedging | Interest rate risk | Interest rate swaps
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	100,000,000,000
Description of average rate of interest rate risk hedging instrument	KRW 3Y CMS+0.395% receipt, KRW 2.38% paid
Description of average rate of currency risk hedging instrument
For cash flow hedging | Interest rate risk | Interest rate swaps | Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	0
For cash flow hedging | Interest rate risk | Interest rate swaps | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	100,000,000,000
For cash flow hedging | Interest rate risk | Interest rate swaps | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	500,000,000
Description of average rate of currency risk hedging instrument	USD 3M Libor+0.7% receipt, KRW 1.74% paid, USD/KRW = 1,136 USD 1M Libor+0.517% receipt, KRW 1.70% paid, USD/KRW = 1,178
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	50,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	450,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0
For cash flow hedging | Foreign currencies translation risk | Currency swap
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	204,000,000
Description of average rate of currency risk hedging instrument	SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 828
For cash flow hedging | Foreign currencies translation risk | Currency swap | Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0
For cash flow hedging | Foreign currencies translation risk | Currency swap | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	204,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0